Summary of Significant Accounting Policies - Net Income/(Loss) Attributable to Continuing and Discontinued Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Income/(loss) from continuing operations, net of income tax	$ 4,117	$ 465	$ (977)
Income/(loss) from discontinued operations, net of income tax	321	(197)	(1,176)
Net Income/(Loss) Attributable to NRG Energy, Inc.	$ 4,438	$ 268	$ (2,153)